Segment assets and liabilities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 57,879	$ 53,701
Deferred tax assets	2,658	2,393
Australia
Disclosure of operating segments [line items]
Non-current assets	30,203	29,466
United states segment
Disclosure of operating segments [line items]
Non-current assets	17,347	13,847
Senegal segment
Disclosure of operating segments [line items]
Non-current assets	3,854	5,268
Mexico segment
Disclosure of operating segments [line items]
Non-current assets	2,364	1,357
Other location segment
Disclosure of operating segments [line items]
Non-current assets	$ 1,453	$ 1,370